PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary of the changes in property, plant and equipment and leases
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Land	Not depreciated
Land improvements	20 years
Operational facilities	10-20 years
Leasehold improvements	5-10 years
Manufacturing equipment*	5-10 years
Other property, plant & equipment	5-10 years
* Depreciation charges for manufacturing equipment are based on actual use of the equipment involved, which is expected to take place in a period before technical expiration

Amounts in US$ ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Manufacturing equipment	Other	Asset under construction	Total
At cost	30	5,795	2,223	5,903	7,530	342	21,823
Accumulated depreciation	—	(2,487)	(2,211)	(4,027)	(3,507)	—	(12,232)
Carrying value at January 1, 2020	30	3,308	12	1,876	4,023	342	9,591
Investments	—	117	40	119	1,522	2,859	4,657
Internal transfer - cost	—	(225)	465	—	267	(507)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Divestments	—	(56)	(465)	—	(439)	—	(960)
Depreciation charges	—	(340)	(237)	(898)	(1,445)	—	(2,920)
Depreciation of disinvestment	—	55	465	—	425	—	945
Currency translation - cost	3	539	213	569	722	178	2,224
Currency translation - accumulated depreciation	—	(258)	(193)	(450)	(410)	—	(1,311)
Movement 2020	3	(168)	288	(660)	642	2,530	2,635
At cost	33	6,170	2,476	6,591	9,602	2,872	27,744
Accumulated depreciation	—	(3,030)	(2,176)	(5,375)	(4,937)	—	(15,518)
Carrying value at December 31, 2020	33	3,140	300	1,216	4,665	2,872	12,226
Investments	—	27	457	1,206	952	8,097	10,739
Internal transfer - cost	—	(544)	3,097	7,977	(5,743)	(4,787)	—
Internal transfer - accumulated depreciation	—	408	61	(3,871)	3,402	—	—
Transfer to software - cost	—	—	—	—	(175)	—	(175)
Transfer to software - accumulated depreciation	—	—	—	—	78	—	78
Divestments	—	(2)	—	(20)	(131)	(5,447)	(5,600)
Depreciation charges	—	(455)	(86)	(2,004)	(680)	—	(3,225)
Depreciation of disinvestment	—	2	—	4	54	—	60
Currency translation - cost	(2)	(451)	(324)	(914)	(347)	(112)	(2,150)
Currency translation - accumulated depreciation	—	236	166	674	193	—	1,269
Movement 2021	(2)	(779)	3,371	3,052	(2,397)	(2,249)	996
At cost	31	5,200	5,706	14,840	4,158	623	30,558
Accumulated depreciation	—	(2,839)	(2,035)	(10,572)	(1,890)	—	(17,336)
Carrying value at December 31, 2021	31	2,361	3,671	4,268	2,268	623	13,222